CONSOLIDATED BALANCE SHEETS	Dec. 31, 2021 USD ($)
Current assets:
Cash	$ 37,645
Accounts receivable	502,956
Prepaid expenses and other current assets	526,674
Total Current Assets	1,067,275
Cash held in Trust Account	278,022,397
Total Assets	279,089,672
Current liabilities:
Accounts payable and accrued offering costs	5,682,639
Related party loans	1,412,295
Total Current Liabilities	7,094,934
Warrant liability	13,340,717
Deferred underwriting fee payable	8,505,100
Total Liabilities	28,940,751
Commitments and Contingencies
Shareholders' Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0
Additional paid-in capital	13,692,181
Retained Earnings (Accumulated Deficit)	(6,547,175)
Total Shareholders' Equity	7,146,051
Total Liabilities and Shareholders' Equity	279,089,672
Class A ordinary share
Shareholders' Equity
Common stock	350
Class A ordinary shares subject to possible redemption
Current liabilities:
Class A ordinary shares subject to possible redemption, 24,300,287 shares at redemption value of $10.15 and $10.00 per share as of December 31, 2022 and December 31, 2021, respectively	243,002,870
Class B Common Stock
Shareholders' Equity
Common stock	$ 695